Income Tax Status (Details) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Mar. 15, 2018
Tax qualification status	us-gaap:QualifiedPlanMember